Accounting Policy Changes	12 Months Ended
Dec. 31, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Accounting Policy Changes

30 Accounting policy changes

Adoption of new accounting standards effective 1 January 2019

Adoption of IFRS 16

With effect from 1 January 2019, the Group adopted IFRS 16 Leases with no revision of prior periods, as permitted by the Standard. In accordance with IFRS 16, the distinction between operating leases and finance leases has been removed. As a result, substantially all leasing arrangements were added to the balance sheet as lease liabilities and right-of-use assets.

On the initial implementation of the Standard, previously recognised operating leases were capitalised as right-of-use assets and financial liabilities were recognised at the same initial value. The Group has taken advantage of certain practical expedients available under the Standard including:

•	‘grandfathering’ previously recognised lease arrangements;
•	applying a single discount rate to a portfolio of leases with reasonably similar characteristics;
•	assessing whether a lease is onerous prior to applying the Standard;
•	applying hindsight in determining the lease term if the contract contains options to extend or terminate the lease; and
•	not applying the capitalisation requirements of the Standard to leases for which the lease term ends within 12 months of the date of initial application.

After implementation, the Group has adopted several practical expedients under the Standard including:

•	not applying the requirements of IFRS 16 to leases of intangible assets;
•	applying the portfolio approach where appropriate to do so;
•	not applying the recognition and measurement requirements of IFRS 16 to short-term leases and to leases of low-value assets; and
•	not separating non-lease components from lease components (except in the case of property-related leases).

As disclosed in the Notes on the Accounts in the 2018 Annual Report on Form 20-F, the anticipated impact of IFRS 16 to the Group’s balance sheet at 1 January 2019 was the capitalisation of £565 million right-of-use assets and lease liabilities of £562 million.

In 2019, as part of the implementation of IFRS 16, further lease commitments were identified resulting in an increase to right-of-use assets and lease liabilities. The impact of the new Standard to the Group’s balance sheet at 1 January 2019 is shown below:

£m
Minimum lease commitments
Property
Within one year	126
Between one and five years	290
Beyond five years	149
565
Plant, equipment and other
Within one year	63
Between one and five years	106
169
Total minimum lease commitments	734
Additional commitments on the exercise of options	30
Low-value leases and short-term leases excluded	(24)
Discounted to present value	(133)
To be capitalised as lease liabilities at 1 January 2019	607
Prepaid leases reclassified from receivables	3
To be capitalised as right-of-use assets at 1 January 2019	610

The weighted average incremental borrowing rate applied in discounting lease commitments was 5.60%.

Adoption of new accounting standards effective 1 January 2018

Adoption of IFRS 9

With effect from 1 January 2018, the Group has adopted IFRS 9 Financial Instruments with no restatement of prior periods, as permitted by the Standard.

The cumulative impact of adopting the Standard, including the effect of tax entries, has been recognised as a restatement of opening reserves in 2018, and is £38 million, arising from the impairment of financial assets under the expected loss model. A simplified ‘lifetime expected loss model’ is available for balances arising as a result of revenue recognition, by applying a standard rate of provision on initial recognition of trade debtors based upon the Group’s historical experience of credit loss modified by expectations of the future, and increasing this provision to take account of overdue receivables. Applying the requirements of IFRS 9 has resulted in a decrease of trade and other debtors of £45 million as at 1 January 2018.

IFRS 9 also changes the classification and measurement of financial assets. The category of available-for-sale investments (where fair value changes were deferred in reserves until disposal of the investment) has been replaced with the category of financial assets at Fair Value through Profit and Loss (for most investments) and the category of financial assets at Fair Value through Other Comprehensive Income (for qualifying equity investments), and the available-for-sale reserve at 1 January 2018 has been reclassified into retained earnings. In addition, certain loans and receivables which do not meet the measurement tests for amortised cost classification under IFRS 9 have been reclassified as financial assets at Fair Value through Profit and Loss at the same date. The Group has used the term ‘investments held at fair value’ to refer to all of these financial assets both pre- and post- the adoption of IFRS 9.